Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Net of discount current (in Dollars)	$ 0	$ 3,743	$ 17,929
Long term net of discount (in Dollars)	$ 0	$ 0	$ 0
Preferred treasury stock, shares outstanding	1,000	1,000	1,000
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	16,000,000,000	16,000,000,000	16,000,000,000
Common shares, shares issued	900,109,842	306,883,932	65,052,688
Common shares, shares outstanding	900,109,842	306,883,932	65,052,688
Previously Reported
Net of discount current (in Dollars)		$ 3,743
Long term net of discount (in Dollars)		$ 0
Preferred treasury stock, shares outstanding		1,000
Common shares, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		16,000,000,000
Common shares, shares issued		306,883,932
Common shares, shares outstanding		306,883,932
Series F 8% Preferred Stock
Preferred stock, shares issued (in Dollars)	$ 60	$ 160	$ 175
Preferred stock, shares outstanding	60	160	175
Preferred stock, redeemable value (in Dollars)	$ 60,000	$ 60,000	$ 175,000
Series F 8% Preferred Stock | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 160
Preferred stock, shares outstanding		160
Preferred stock, redeemable value (in Dollars)		$ 60,000
Series F 8% Convertible Preferred Stock One
Preferred stock, shares issued (in Dollars)	$ 0	$ 100	$ 100
Preferred stock, shares outstanding	0	100	100
Preferred stock, redeemable value (in Dollars)	$ 0	$ 100,000	$ 100,000
Series F 8% Convertible Preferred Stock One | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 100
Preferred stock, shares outstanding		100
Preferred stock, redeemable value (in Dollars)		$ 100,000
Series G 8% Preferred Stock
Preferred stock, shares issued (in Dollars)	$ 25	$ 25	$ 430
Preferred stock, shares outstanding	25	25	430
Preferred stock, redeemable value (in Dollars)	$ 25,000	$ 25,000	$ 430,000
Series G 8% Preferred Stock | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 25
Preferred stock, shares outstanding		25
Preferred stock, redeemable value (in Dollars)		$ 25,000
Series I 8% Preferred Stock
Preferred stock, shares issued (in Dollars)	$ 25	$ 235	$ 797
Preferred stock, shares outstanding	25	235	797
Preferred stock, redeemable value (in Dollars)	$ 25,000	$ 235,000	$ 797,400
Series I 8% Preferred Stock | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 235
Preferred stock, shares outstanding		235
Preferred stock, redeemable value (in Dollars)		$ 235,000
Series K 8% Preferred Stock
Preferred stock, shares issued (in Dollars)	$ 432.15	$ 580.65	$ 3,160
Preferred stock, shares outstanding	432.15	580.65	3,160
Preferred stock, redeemable value (in Dollars)	$ 432,150	$ 580,650	$ 3,160,417
Series K 8% Preferred Stock | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 580.65
Preferred stock, shares outstanding		580.65
Preferred stock, redeemable value (in Dollars)		$ 580,650
Series J Convertible Preferred Stock
Convertible preferred stock, shares issued	210	215	273
Convertible preferred stock, shares outstanding	210	215	273
Convertible preferred stock, redeemable value (in Dollars)	$ 210,000	$ 215,000	$ 272,500
Series J Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		215
Convertible preferred stock, shares outstanding		215
Convertible preferred stock, redeemable value (in Dollars)		$ 215,000
Series L Convertible Preferred Stock
Convertible preferred stock, shares issued	325.75	609.825	1,132
Convertible preferred stock, shares outstanding	325.75	609.825	1,132
Convertible preferred stock, redeemable value (in Dollars)	$ 325,750	$ 609,825	$ 1,132,084
Series L Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		609.825
Convertible preferred stock, shares outstanding		609.825
Convertible preferred stock, redeemable value (in Dollars)		$ 609,825
Series M Preferred Stock
Convertible preferred stock, shares issued	40,300	40,300	42,213
Convertible preferred stock, shares outstanding	40,300	40,300	42,213
Convertible preferred stock, redeemable value (in Dollars)	$ 1,007,500	$ 1,007,500	$ 1,060,325
Series M Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		40,300
Convertible preferred stock, shares outstanding		40,300
Convertible preferred stock, redeemable value (in Dollars)		$ 1,007,500
Series O 8% Convertible Preferred Stock
Convertible preferred stock, shares issued	590	615	1,995
Convertible preferred stock, shares outstanding	590	615	1,995
Convertible preferred stock, redeemable value (in Dollars)	$ 590,000	$ 615,000	$ 1,995,000
Series O 8% Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		615
Convertible preferred stock, shares outstanding		615
Convertible preferred stock, redeemable value (in Dollars)		$ 615,000
Series P Convertible Preferred Stock
Convertible preferred stock, shares issued	30	57.5	357
Convertible preferred stock, shares outstanding	30	57.5	357
Convertible preferred stock, redeemable value (in Dollars)	$ 30,000	$ 57,500	$ 356,500
Series P Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		57.5
Convertible preferred stock, shares outstanding		57.5
Convertible preferred stock, redeemable value (in Dollars)		$ 57,500
Series Q 12% Convertible Preferred Stock
Convertible preferred stock, shares issued	615	515	1,025
Convertible preferred stock, shares outstanding	615	515	1,025
Convertible preferred stock, redeemable value (in Dollars)	$ 615,000	$ 515,000	$ 1,025,000
Series Q 12% Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		515
Convertible preferred stock, shares outstanding		515
Convertible preferred stock, redeemable value (in Dollars)		$ 515,000
Series R 12% Convertible Preferred Stock
Convertible preferred stock, shares issued	2,828	3,432.267	490
Convertible preferred stock, shares outstanding	2,828	3,432.267	490
Convertible preferred stock, redeemable value (in Dollars)	$ 2,828,000	$ 3,432,267	$ 490,000
Series R 12% Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		3,432.267
Convertible preferred stock, shares outstanding		3,432.267
Convertible preferred stock, redeemable value (in Dollars)		$ 3,432,267
Series S 12% Convertible Preferred Stock
Convertible preferred stock, shares issued	170	170	0
Convertible preferred stock, shares outstanding	170	170	0
Convertible preferred stock, redeemable value (in Dollars)	$ 170,000	$ 170,000	$ 0
Series S 12% Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		170
Convertible preferred stock, shares outstanding		170
Convertible preferred stock, redeemable value (in Dollars)		$ 170,000
Series T 10% Convertible Preferred Stock
Convertible preferred stock, shares issued	18	630	0
Convertible preferred stock, shares outstanding	18	630	0
Convertible preferred stock, redeemable value (in Dollars)	$ 18,000	$ 630,000	$ 0
Series T 10% Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		630
Convertible preferred stock, shares outstanding		630
Convertible preferred stock, redeemable value (in Dollars)		$ 630,000
Series U Convertible Preferred Stock
Convertible preferred stock, shares issued	485	1,066.5	0
Convertible preferred stock, shares outstanding	485	1,066.5	0
Convertible preferred stock, redeemable value (in Dollars)	$ 485,000	$ 1,066,500	$ 0
Series U Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		1,066.5
Convertible preferred stock, shares outstanding		1,066.5
Convertible preferred stock, redeemable value (in Dollars)		$ 1,066,500
Series V Convertible Preferred Stock
Convertible preferred stock, shares issued	0	4	0
Convertible preferred stock, shares outstanding	0	4	0
Convertible preferred stock, redeemable value (in Dollars)	$ 0	$ 400,000	$ 0
Series V Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		4
Convertible preferred stock, shares outstanding		4
Convertible preferred stock, redeemable value (in Dollars)		$ 400,000
Series W 12% Convertible Preferred Stock
Convertible preferred stock, shares issued	794.5	744.5	0
Convertible preferred stock, shares outstanding	794.5	744.5	0
Convertible preferred stock, redeemable value (in Dollars)	$ 794,500	$ 744,500	$ 0
Series W 12% Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		744.5
Convertible preferred stock, shares outstanding		744.5
Convertible preferred stock, redeemable value (in Dollars)		$ 744,500
Series X Convertible Preferred Stock
Convertible preferred stock, shares issued	250	250	0
Convertible preferred stock, shares outstanding	250	250	0
Convertible preferred stock, redeemable value (in Dollars)	$ 250,000	$ 250,000	$ 0
Series X Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		250
Convertible preferred stock, shares outstanding		250
Convertible preferred stock, redeemable value (in Dollars)		$ 250,000
Series Y Convertible Preferred Stock
Convertible preferred stock, shares issued	37.09277	4.7	0
Convertible preferred stock, shares outstanding	37.09277	4.7	0
Convertible preferred stock, redeemable value (in Dollars)	$ 3,709,277	$ 470,000	$ 0
Series Y Convertible Preferred Stock | Previously Reported
Convertible preferred stock, shares issued		4.7
Convertible preferred stock, shares outstanding		4.7
Convertible preferred stock, redeemable value (in Dollars)		$ 470,000
Series C Preferred Stock
Preferred stock, shares issued (in Dollars)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	550,000,000	550,000,000	550,000,000
Series C Preferred Stock | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 1,000
Preferred stock, shares outstanding		1,000
Preferred stock par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		550,000,000
Series D-1 Preferred Stock
Preferred stock, shares issued (in Dollars)	$ 31,500,000	$ 32,500,000	$ 32,500,000
Preferred stock, shares outstanding	31,500,000	32,500,000	32,500,000
Series D-1 Preferred Stock | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 32,500,000
Preferred stock, shares outstanding		32,500,000
Series E Preferred Stock
Preferred stock, shares issued (in Dollars)	$ 0	$ 1,537,213	$ 1,537,213
Preferred stock, shares outstanding	0	1,537,213	1,537,213
Series E Preferred Stock | Previously Reported
Preferred stock, shares issued (in Dollars)		$ 1,537,213
Preferred stock, shares outstanding		1,537,213
Series Z Convertible Preferred Stock
Convertible preferred stock, shares issued	25	0
Convertible preferred stock, shares outstanding	25	0
Convertible preferred stock, redeemable value (in Dollars)	$ 250,000	$ 0